Note 15	6 Months Ended
Jun. 30, 2026
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of Investments In Subsidiaries Joint Ventures And Associates [Text Block]	Investments in joint ventures and associates
The breakdown of the balance of “Investments in joint ventures and associates” in the condensed consolidated balance sheets is as follows:

JOINT VENTURES AND ASSOCIATES (MILLIONS OF EUROS)

	June 2026	December 2025
Joint ventures	191	111
Associates	806	883
Total	997	994